UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Perseus, L.L.C.
           -----------------------------------------------------
Address:   2099 Pennsylvania Avenue, N.W., Suite 900
           Washington, D.C.  20006
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Rodd Macklin
        ------------------------------------------------
Title:  Chief Financial Officer, Treasurer and Secretary
        ------------------------------------------------
Phone:  (202) 772-1481
        ------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Rodd Macklin                Washington, D.C.           November 1, 2006
----------------------           -------------------        -------------------
    [Signature]                     [City, State]                 [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]


                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            11
                                         ------------
Form 13F Information Table Value Total:  $169,118,716
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                PERSEUS 2006 13-F SECURITIES
                                        30-SEP-2006

SOLE
                                                     30-SEP-2006
COMPANY                          TICKER    CUSIP    CLOSING PRICE   # SHARES      VALUE
Acorda Therapeutics              ACOR    00484M106            9.15     58,558  $    535,806
Allos Therapeutics               ALTH    019777101            3.77    312,900  $  1,179,633
Beacon Power                     BCON     73677106  $         1.26  2,444,581  $  3,080,172
Cardiac Science                  CSCX    14141A108  $         7.41  3,054,885  $ 22,636,698

                                                                               ------------
TOTAL                                                                          $ 27,432,309


JOINT
                                                     30-SEP-2006
COMPANY                          TICKER    CUSIP    CLOSING PRICE   # SHARES      VALUE

Adams Respiratory Therapeutics   ARXT    00635P107           36.59  1,647,918  $ 60,297,320
Allos Therapeutics               ALTH    019777101            3.77  1,727,300  $  6,511,921
Auxilium Pharmaceuticals         AUXL    05334D107           10.12  3,877,403  $ 39,239,318
Barrier Therapeutics             BTRX    06850R108            6.46  3,324,734  $ 21,477,782
Bioenvision                      BIVN     0905N100            5.51    375,044  $  2,066,492
Replidyne                        RDYN    76028W107            9.41  1,368,382  $ 12,876,475
Valentis Inc.                    VLTS    91913E302            0.36  2,167,744  $    780,388

                                                                               ------------
TOTAL                                                                          $143,249,696

                                                                               ------------
GRAND TOTAL                                                                    $170,682,004
                                                                               ============